Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2016-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2019

A.	DATES	Begin	End	# days

1	Payment Date		5/15/2019
2	Collection Period	4/1/2019	4/30/2019	30
3	Monthly Interest Period-Actual	4/15/2019	5/14/2019	30
4	Monthly Interest - Scheduled	4/15/2019	5/14/2019	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	117,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	213,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	213,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	305,000,000.00	-	-	-	-	-	-
9	Class A-4 Notes	93,282,000.00	-	-	-	-	-	-
10	Total Class A Notes	941,282,000.00	-	-	-	-	-
11	Class B Notes	45,445,000.00	23,745,045.68	-	-	23,745,045.68	-	-

12	Total Notes	$986,727,000.00	23,745,045.68	$0.00	$0.00	$23,745,045.68	0.00

	Overcollateralization
13	Exchange Note	113,612,876.07	17,882,662.15
14	Series 2016-A Notes	35,788,884.61	137,198,913.68

15	Total Overcollateralization	149,401,760.68	155,081,575.83				Not Applicable
16	Total Target Overcollateralization	$166,442,863.44	155,081,575.83				Not Applicable

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.63000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		1.20000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	2.47263%	2.88263%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.45000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.61000%	0.00	0.0000000	0.00	0.0000000	0.00
22	Total Class A Notes			0.00	0.0000000	0.00	0.0000000	0.00
23	Class B Notes		1.85000%	36,606.95	0.8055221	23,745,045.68	522.5007301	0.00
24	Totals			36,606.95	0.0370994	23,745,045.68	24.0644532	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	1,022,515,884.61	160,943,959.36	124,119,488.88

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	1,136,128,760.68	137,910,543.20
28	Aggregate Base Residual Value (Not Discounted)	783,208,533.21	131,555,149.12

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	4,032	17,216,702.84
30	Turn-in Ratio on Scheduled Terminations			60.49%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	9,994	178,826,621.51
32	Depreciation/Payments		(1,613,611.93)
33	Gross Credit Losses	(37)	(677,338.79)
34	Early Terminations — Regular	-	-
35	Scheduled Terminations — Returned	(1,941)	(29,242,295.67)
36	Payoff Units & Lease Reversals	(476)	(9,382,831.92)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	7,540	137,910,543.20

World Omni Automobile Lease Securitization Trust 2016-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04/30/2019	PAGE 2

C.	SERVICING FEE

39	Servicing Fee Due	149,022.18

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(35,663.26)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	5,680,643.80
43	Beginning Reserve Account Balance	5,680,643.80
44	Ending Reserve Account Balance	-

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	5,670	97.56%	108,677,639.86
46	31 - 60 Days Delinquent	107	1.84%	2,057,332.61
47	61 - 90 Days Delinquent	29	0.50%	616,739.44
48	91 -120 Days Delinquent	6	0.10%	104,581.94
49	121+ Days Delinquent	-	0.00%	-

50	Total	5,812	100.00%	111,456,293.85

51	Total 61+ Delinquent as % End of Period Securitization Value				0.52%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				0.33%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,941	29,242,295.67
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(31,199,907.81)
56	Less: Excess Wear and Tear Received in Current Period		(231,842.60)
57	Less: Excess Mileage Received in Current Period		(237,049.91)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(2,426,504.65)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-16.28%
60	Prior Period Net Residual Losses/(Gains) Ratio		-8.55%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-3.12%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-5.92%
63	Four Month Average		-8.47%

64	Beginning Cumulative Net Residual Losses		(12,653,232.68)
65	Current Period Net Residual Losses		(2,426,504.65)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(15,079,737.33)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.33%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	37	677,338.79
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(644,969.71)

70	Current Period Net Credit Losses/(Gains)		32,369.08

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.22%
72	Prior Period Net Credit Losses/(Gains) Ratio		1.51%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.71%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.08%
75	Four Month Average		0.63%

76	Beginning Cumulative Net Credit Losses		10,246,655.14
77	Current Period Net Credit Losses		32,369.08

78	Ending Cumulative Net Credit Losses		10,279,024.22

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.90%

World Omni Automobile Lease Securitization Trust 2016-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04/30/2019	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	2,327,694.82
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	31,666,787.09
82	Liquidation Proceeds, Recoveries & Expenses	540,904.59
83	Insurance Proceeds	104,065.12
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	2,013.23
85	Payoff Payments	10,496,156.72
86	All Other Payments Received	-

87	Collected Amounts	45,137,621.57

88	Investment Earnings on Collection Account	83,295.45

89	Total Collected Amounts - Available for Distribution	45,220,917.02

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	149,022.18
91	Interest on the Exchange Note - to the Trust Collection Account	248,121.94
92	Principal on the Exchange Note - to the Trust Collection Account	36,824,470.48
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	7,999,302.42
94	Remaining Funds Payable to Trust Collection Account	-

95	Total Distributions	45,220,917.02

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	50,752,538.64

97	Investment Earnings on Reserve Account	10,982.42

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	50,763,521.06

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	7,451.11
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	-
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	36,606.95
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	23,745,045.68
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	26,974,417.32

110	Total Distributions	50,763,521.06